Investments in Companies Accounted for at Equity Method (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Investments in Companies Accounted for at Equity Method [Abstract]
Shares		$ 17,591	$ 16,353
Capital notes		7,669	7,669
Total		25,260	24,022
Dividend preference derivative in TSG	[1]	2,400	2,140
Goodwill		$ 9,836	$ 9,836

[1]	Dividend preference derivative in TSG is included in Company's long term prepaid expenses and other receivables and is accounted for at fair value through to profit or loss.